Regulatory Capital and Restrictions - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Undivided profits		$ 1,542,408	$ 1,160,434
Dividend paid to parent company		420,000	250,000
First Tennessee Bank National Association
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Undivided profits		1,000,000
Positive (negative) amount available for dividend payments		$ 222,000
Percent of capital stock and surplus threshold for credit extension to parent and certain financial subsidiaries		10.00%
Maximum amount of credit bank may extend to parent and certain financial institutions		$ 405,000
Percent of capital stock and surplus threshold for credit extension to affiliates		20.00%
Maximum amount of credit bank may extend to all affiliates		$ 810,000
First Horizon National Corporation
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Covered transactions		800
FTN Financial Securities Corporation
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total equity investment from FTBNA		360,900
All Affiliates Member
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Covered transactions		361,700
Minimum | First Tennessee Bank National Association
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Cash reserve required		371,700	278,400
Vault cash included in cash reserves		$ 273,700	$ 255,200
Subsequent Event
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Dividend paid to parent company	$ 110,000
Subsequent Event | First Tennessee Bank National Association
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Positive (negative) amount available for dividend payments				$ 156,200